1933 Act/Rule 497(j)


                                November 4, 1997

VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Strategic Equity Series Fund
         Registration No. 33-6931

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for Version A of such registrant, filed electronically on October 27, 1997.

                            Very truly yours,
                            /s/ Thomas N. Steenburg
                            Thomas N. Steenburg, Vice President and Counsel Phoenix Duff & Phelps Corporation